UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-02786

DWS High Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS High Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 89.0%
Consumer Discretionary 13.4%
AMC Entertainment, Inc.:
8.0%, 3/1/2014	4,818,000	4,601,190
8.75%, 6/1/2019	5,685,000	5,798,700
American Achievement Corp., 144A, 8.25%, 4/1/2012	1,720,000	1,715,700
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014 (b)	4,220,000	4,378,250
Arcos Dorados BV, 144A, 7.5%, 10/1/2019 (b)	1,775,000	1,759,469
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	3,990,000	3,760,575
8.0%, 3/15/2014	1,710,000	1,680,075
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	4,040,000	4,060,200
Brunswick Corp., 144A, 11.25%, 11/1/2016	2,310,000	2,598,750

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		2,875,000	427,656
Carlson Wagonlit BV, 144A, 6.472% ***, 5/1/2015	EUR	440,000	473,071
Carrols Corp., 9.0%, 1/15/2013		1,810,000	1,837,150
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		5,670,000	5,726,700
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		775,000	790,500
Series B, 144A, 9.25%, 12/15/2017		1,150,000	1,184,500
CSC Holdings LLC:
6.75%, 4/15/2012		152,000	156,940
144A, 8.5%, 4/15/2014		4,720,000	5,026,800
144A, 8.5%, 6/15/2015		3,410,000	3,631,650
DISH DBS Corp.:
6.625%, 10/1/2014		2,500,000	2,521,875
7.125%, 2/1/2016		1,820,000	1,858,675
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (c)		2,705,000	2,732,050
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		575,000	595,844
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		3,640,000	36,400
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		1,145,000	1,185,075
144A, 9.375%, 11/15/2017 (b)		2,295,000	2,369,587
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (b)		1,780,000	1,966,900
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,263,444
Group 1 Automotive, Inc., 8.25%, 8/15/2013		1,700,000	1,691,500
Hanesbrands, Inc., 8.0%, 12/15/2016		1,140,000	1,161,375
Harrah's Operating Co., Inc., 144A, 11.25%, 6/1/2017		6,800,000	7,114,500
Hertz Corp., 8.875%, 1/1/2014		10,460,000	10,695,350
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		2,634,000	2,344,260
Lamar Media Corp., Series C, 6.625%, 8/15/2015		1,025,000	984,000
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	5,500,000	7,884,525
Macy's Retail Holdings, Inc., 8.875%, 7/15/2015 (b)		670,000	738,675
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		2,690,000	2,716,900
Mediacom LLC, 144A, 9.125%, 8/15/2019		1,085,000	1,106,700
MGM MIRAGE:
144A, 10.375%, 5/15/2014		2,660,000	2,886,100
144A, 11.125%, 11/15/2017		3,585,000	3,970,387
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		1,167,786	1,141,511
10.375%, 10/15/2015		3,945,000	3,866,100
Netflix, Inc., 144A, 8.5%, 11/15/2017		1,145,000	1,187,938
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		8,730,000	8,948,250
Norcraft Holdings LP, 9.75%, 9/1/2012		4,356,000	4,181,760
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019 (b)		1,245,000	1,273,013
Penske Automotive Group, Inc., 7.75%, 12/15/2016		7,390,000	7,149,825
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		2,615,000	2,405,800
144A, 8.625%, 8/1/2017		2,240,000	2,284,800
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		2,505,000	28,181
Sabre Holdings Corp., 8.35%, 3/15/2016		3,160,000	2,879,550
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% ***, 3/15/2014		3,960,000	3,262,050
Simmons Co., 10.0%, 12/15/2014 **		11,875,000	950,000
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		5,919,000	5,889,405
Toys "R" Us, Inc., 7.375%, 10/15/2018		1,610,000	1,473,150
Travelport LLC:
4.881% ***, 9/1/2014		2,640,000	2,392,500
9.875%, 9/1/2014		3,355,000	3,464,037
11.875%, 9/1/2016		355,000	376,300

Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		855,000	17,634
United Components, Inc., 9.375%, 6/15/2013		570,000	550,050
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	6,860,000	10,227,519
144A, 10.375%, 2/15/2015		2,260,000	2,375,825
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	11,735,000	16,318,027
144A, 8.0%, 11/1/2016	EUR	3,515,000	4,812,176
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		1,518,462	502,991
Videotron Ltd.:
6.875%, 1/15/2014		610,000	613,050
144A, 9.125%, 4/15/2018		3,625,000	3,987,500
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		2,920,000	3,128,050
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		15,800,000	55,300

			205,174,290
Consumer Staples 3.1%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016 (b)		5,950,000	6,247,500
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017 (b)		1,145,000	1,182,213
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,700,000	1,725,500
General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)		1,960,000	1,827,700
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		2,260,000	2,378,650
Ingles Markets, Inc., 8.875%, 5/15/2017		1,785,000	1,856,400
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	10,496,832
Rite Aid Corp.:
7.5%, 3/1/2017		1,675,000	1,574,500
144A, 10.25%, 10/15/2019		1,140,000	1,202,700
Smithfield Foods, Inc., 144A, 10.0%, 7/15/2014 (b)		4,375,000	4,746,875
SUPERVALU, Inc., 8.0%, 5/1/2016		1,650,000	1,674,750
Tops Markets LLC, 144A, 10.125%, 10/15/2015		5,740,000	5,912,200
Tyson Foods, Inc.:
7.85%, 4/1/2016		3,010,000	3,085,250
10.5%, 3/1/2014		3,095,000	3,536,038

			47,447,108
Energy 10.8%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		7,030,000	7,768,150
12.125%, 8/1/2017		2,385,000	2,706,975
Belden & Blake Corp., 8.75%, 7/15/2012		15,945,000	14,908,575
Berry Petroleum Co., 10.25%, 6/1/2014		3,305,000	3,594,188
Bill Barrett Corp., 9.875%, 7/15/2016		2,415,000	2,571,975
Bristow Group, Inc., 7.5%, 9/15/2017 (b)		3,800,000	3,762,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		5,985,000	5,281,763
Chesapeake Energy Corp.:
6.25%, 1/15/2018		2,715,000	2,606,400
6.875%, 1/15/2016 (b)		5,730,000	5,730,000
6.875%, 11/15/2020		1,485,000	1,433,025
7.25%, 12/15/2018 (b)		3,145,000	3,168,588
9.5%, 2/15/2015 (b)		570,000	625,575
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		1,140,000	1,140,000
144A, 8.5%, 12/15/2019		1,140,000	1,162,800
Concho Resources, Inc., 8.625%, 10/1/2017		1,140,000	1,197,000
Continental Resources, Inc., 144A, 8.25%, 10/1/2019		855,000	897,750
El Paso Corp.:
7.25%, 6/1/2018		3,840,000	3,793,912

8.25%, 2/15/2016		2,455,000	2,620,713
Frontier Oil Corp., 8.5%, 9/15/2016 (b)		2,045,000	2,126,800
Holly Corp., 144A, 9.875%, 6/15/2017 (b)		4,250,000	4,473,125
KCS Energy, Inc., 7.125%, 4/1/2012		5,695,000	5,709,237
Linn Energy LLC, 144A, 11.75%, 5/15/2017		5,075,000	5,696,687
Mariner Energy, Inc.:
7.5%, 4/15/2013		2,850,000	2,835,750
8.0%, 5/15/2017		3,660,000	3,513,600
Murray Energy Corp., 144A, 10.25%, 10/15/2015		1,650,000	1,641,750
Newfield Exploration Co., 7.125%, 5/15/2018		5,250,000	5,302,500
OPTI Canada, Inc.:
7.875%, 12/15/2014 (b)		9,320,000	7,642,400
8.25%, 12/15/2014		6,805,000	5,605,619
144A, 9.0%, 12/15/2012		1,100,000	1,124,750
Petrohawk Energy Corp.:
7.875%, 6/1/2015		1,785,000	1,802,850
9.125%, 7/15/2013		3,295,000	3,443,275
10.5%, 8/1/2014		2,225,000	2,430,813
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)		3,000,000	2,947,500
7.625%, 6/1/2018		5,955,000	6,088,987
8.625%, 10/15/2019		1,620,000	1,664,550
Quicksilver Resources, Inc.:
7.125%, 4/1/2016 (b)		8,385,000	7,819,012
11.75%, 1/1/2016 (b)		3,095,000	3,512,825
Regency Energy Partners LP:
8.375%, 12/15/2013		4,020,000	4,160,700
144A, 9.375%, 6/1/2016		5,775,000	6,150,375
Stone Energy Corp.:
6.75%, 12/15/2014		5,935,000	5,296,987
8.25%, 12/15/2011		9,440,000	9,404,600

			165,364,081
Financials 15.5%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		7,335,000	6,243,919
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		575,000	586,500
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		4,745,000	1,423,500
Berry Plastics Escrow LLC, 144A, 8.25%, 11/15/2015 (b)		5,135,000	5,160,675
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		1,705,000	298,375
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016 (b)		4,430,000	4,562,900
Case New Holland, Inc., 144A, 7.75%, 9/1/2013 (b)		2,310,000	2,361,975
CEDC Finance Corp. International, Inc., 144A, 9.125%, 12/1/2016 (b)		5,105,000	5,258,150
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		890,000	932,275
Conproca SA de CV, REG S, 12.0%, 6/16/2010		3,913,468	3,991,737
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		3,340,000	3,394,275
E*TRADE Financial Corp.:
7.375%, 9/15/2013		7,950,000	7,403,437
12.5%, 11/30/2017 (PIK)		4,818,000	5,474,453
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		2,882,319	0
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		2,260,000	2,243,050
FCE Bank PLC:
Series MC, 7.125%, 1/15/2013	EUR	1,750,000	2,433,451
9.375%, 1/17/2014	EUR	5,550,000	8,015,874
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019 (b)		1,690,000	1,897,025
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		27,645,000	27,918,464

9.875%, 8/10/2011		9,550,000	9,999,060
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		1,640,000	1,804,000
GMAC, Inc.:
144A, 6.875%, 9/15/2011		18,915,000	18,631,275
144A, 7.0%, 2/1/2012 (b)		9,155,000	9,017,675
144A, 7.25%, 3/2/2011		5,030,000	4,979,700
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017 (b)		6,610,000	6,915,712
Hellas Telecommunications Finance SCA, 144A, 8.742% ***, 7/15/2015 (PIK)	EUR	2,415,899	381
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		1,940,000	1,983,650
iPayment, Inc., 9.75%, 5/15/2014		3,155,000	2,622,594
National Money Mart Co., 144A, 10.375%, 12/15/2016		6,100,000	6,237,250
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		4,710,000	5,888
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		3,900,000	3,558,750
11.5%, 5/1/2016		1,220,000	1,363,350
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		4,580,000	4,144,900
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		2,690,000	2,730,350
144A, 9.25%, 4/1/2015		2,710,000	2,750,650
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		740,000	780,700
Reynolds Group DL Escrow, Inc., 144A, 7.75%, 10/15/2016		4,280,000	4,376,300
Sprint Capital Corp., 8.375%, 3/15/2012		4,240,000	4,388,400
Standard Pacific Escrow LLC, 144A, 10.75%, 9/15/2016		2,260,000	2,305,200
Terra Capital, Inc., 144A, 7.75%, 11/1/2019		4,285,000	4,584,950
Toys R Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		3,105,000	3,399,975
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		8,975,000	44,875
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		4,756,187	4,042,759
UPC Germany GmbH:
144A, 8.125%, 12/1/2017		2,860,000	2,892,175
144A, 9.625%, 12/1/2019	EUR	4,290,000	6,203,741
Virgin Media Finance PLC:
8.75%, 4/15/2014		2,275,000	2,348,938
Series 1, 9.5%, 8/15/2016 (b)		8,880,000	9,534,900
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	11,790,000	18,169,170
144A, 11.75%, 7/15/2017		7,000,000	7,647,500
144A, 12.0%, 12/1/2015		164,000	175,480

			237,240,283
Health Care 6.1%
Community Health Systems, Inc., 8.875%, 7/15/2015		17,690,000	18,309,150
HCA, Inc.:
144A, 7.875%, 2/15/2020		8,675,000	9,032,844
9.125%, 11/15/2014		7,370,000	7,775,350
9.25%, 11/15/2016		16,410,000	17,620,237
9.625%, 11/15/2016 (PIK)		6,511,000	7,048,158
144A, 9.875%, 2/15/2017		270,000	298,350
HEALTHSOUTH Corp., 10.75%, 6/15/2016		2,380,000	2,588,250
IASIS Healthcare LLC, 8.75%, 6/15/2014		4,180,000	4,232,250
Novasep Holding SAS, 144A, 9.625%, 12/15/2016	EUR	2,445,000	3,434,929
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016 (b)		575,000	583,625
The Cooper Companies, Inc., 7.125%, 2/15/2015		5,700,000	5,543,250
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		2,355,000	2,425,650
Vanguard Health Holding Co. I, LLC, 11.25%, 10/1/2015		4,650,000	4,894,125
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		9,430,000	9,771,837

			93,558,005

Industrials 8.2%
Acco Brands Corp., 144A, 10.625%, 3/15/2015	850,000	935,000
Actuant Corp., 6.875%, 6/15/2017	2,290,000	2,178,362
ARAMARK Corp., 8.5%, 2/1/2015	4,345,000	4,475,350
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)	1,000,000	1,060,000
Belden, Inc.:
7.0%, 3/15/2017	2,840,000	2,765,450
144A, 9.25%, 6/15/2019	2,635,000	2,783,219
Bombardier, Inc., 144A, 6.3%, 5/1/2014	2,010,000	1,989,900
Cenveo Corp., 144A, 10.5%, 8/15/2016	910,000	932,750
Clean Harbors, Inc., 7.625%, 8/15/2016	1,870,000	1,895,712
Congoleum Corp., 8.625%, 8/1/2008 **	6,765,000	1,420,650
Corrections Corp. of America, 7.75%, 6/1/2017 (b)	1,170,000	1,205,100
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014	3,990,000	4,144,612
Esco Corp., 144A, 4.129% ***, 12/15/2013	1,875,000	1,708,594
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	2,365,000	2,353,175
Iron Mountain, Inc., 8.375%, 8/15/2021 (b)	4,180,000	4,315,850
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012	3,470,000	2,914,800
144A, 10.625%, 10/15/2016	2,865,000	2,993,925
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	8,085,000	7,882,875
7.625%, 12/1/2013	7,670,000	7,554,950
Kansas City Southern Railway Co., 8.0%, 6/1/2015	5,425,000	5,621,656
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016	4,820,000	4,711,550
Mobile Mini, Inc., 9.75%, 8/1/2014	3,435,000	3,572,400
Navios Maritime Holdings, Inc.:
144A, 8.875%, 11/1/2017	1,650,000	1,713,938
9.5%, 12/15/2014	5,285,000	5,258,575
Owens Corning, Inc., 9.0%, 6/15/2019	3,640,000	4,059,252
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	9,460,000	886,875
RailAmerica, Inc., 9.25%, 7/1/2017	2,673,000	2,843,404
RBS Global, Inc. & Rexnord Corp.:
9.5%, 8/1/2014	2,960,000	2,967,400
11.75%, 8/1/2016 (b)	925,000	915,750
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017 (b)	1,730,000	1,704,050
Titan International, Inc., 8.0%, 1/15/2012	10,405,000	10,196,900
TransDigm, Inc.:
7.75%, 7/15/2014	1,705,000	1,726,313
144A, 7.75%, 7/15/2014	1,675,000	1,700,125
Triumph Group, Inc., 144A, 8.0%, 11/15/2017	575,000	580,031
United Rentals North America, Inc.:
7.0%, 2/15/2014	8,020,000	7,258,100
9.25%, 12/15/2019	6,780,000	7,000,350
10.875%, 6/15/2016	2,520,000	2,740,500
USG Corp., 144A, 9.75%, 8/1/2014	1,675,000	1,788,063
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	2,850,000	2,810,812

		125,566,318
Information Technology 2.7%
Advanced Micro Devices, Inc.:
5.75%, 8/15/2012	1,554,000	1,532,633
6.0%, 5/1/2015	1,695,000	1,525,500
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	4,445,000	3,183,731
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	3,450,000	3,165,375

Jabil Circuit, Inc., 7.75%, 7/15/2016		1,130,000	1,186,500
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014 (b)		1,140,000	1,162,800
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	3,830,581
Seagate Technology International, 144A, 10.0%, 5/1/2014		1,820,000	2,011,100
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		13,985,000	14,894,025
10.625%, 5/15/2015		2,865,000	3,155,081
Unisys Corp., 144A, 12.75%, 10/15/2014 (b)		3,065,000	3,540,075
Vangent, Inc., 9.625%, 2/15/2015		2,270,000	2,136,638

			41,324,039
Materials 12.6%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		1,681,000	1,422,546
ARCO Chemical Co., 9.8%, 2/1/2020 **		24,081,000	17,097,510
Ashland, Inc., 144A, 9.125%, 6/1/2017		2,840,000	3,116,900
Clondalkin Acquisition BV, 144A, 2.254% ***, 12/15/2013		3,860,000	3,411,275
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		3,305,000	3,404,150
CPG International I, Inc., 10.5%, 7/1/2013		7,400,000	6,993,000
Crown Americas LLC, 144A, 7.625%, 5/15/2017 (b)		1,210,000	1,255,375
Domtar Corp., 10.75%, 6/1/2017 (b)		2,940,000	3,454,500
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015 (b)		9,350,000	9,221,437
Exopack Holding Corp., 11.25%, 2/1/2014		9,845,000	10,004,981
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		7,287,779	5,830,223
10.0%, 3/31/2015		7,174,400	5,739,520
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017 (b)		560,000	565,600
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		3,515,000	3,558,938
144A, 8.25%, 5/1/2016		4,315,000	4,573,900
Graphic Packaging International, Inc., 9.5%, 6/15/2017 (b)		6,355,000	6,736,300
Greif, Inc., 7.75%, 8/1/2019		910,000	928,200
Hexcel Corp., 6.75%, 2/1/2015		11,780,000	11,308,800
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	6,775,000	9,008,159
Innophos, Inc., 8.875%, 8/15/2014		1,485,000	1,507,275
Jefferson Smurfit Corp., 8.25%, 10/1/2012 ** (b)		6,805,000	5,988,400
Koppers, Inc., 144A, 7.875%, 12/1/2019		3,425,000	3,459,250
Kronos International, Inc., 6.5%, 4/15/2013	EUR	1,440,000	1,661,771
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		8,740,000	7,166,800
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		1,450,000	1,058,500
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	6,688,500
NewPage Corp., 144A, 11.375%, 12/31/2014		4,555,000	4,600,550
Novelis, Inc.:
7.25%, 2/15/2015		4,570,000	4,352,925
144A, 11.5%, 2/15/2015		2,830,000	3,031,638
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		610,000	672,525
Pliant Corp., 11.85%, 6/15/2009 **		7	6
Radnor Holdings Corp., 11.0%, 3/15/2010 **		1,510,000	151
Silgan Holdings, Inc., 7.25%, 8/15/2016		3,235,000	3,323,963
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/2012 **		1,490,000	1,318,650
Solo Cup Co., 144A, 10.5%, 11/1/2013		3,475,000	3,700,875
Teck Resources Ltd.:
10.25%, 5/15/2016		1,920,000	2,236,800
10.75%, 5/15/2019		7,355,000	8,789,225
Viskase Companies, Inc.:
144A, 9.875%, 1/15/2018		5,125,000	5,163,438
11.5%, 6/15/2011		15,895,000	16,351,981

Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		5,238,299	4,465,650

			193,170,187
Telecommunication Services 10.5%
BCM Ireland Preferred Equity Ltd., 144A, 7.714% ***, 2/15/2017 (PIK)	EUR	3,794,814	2,343,993
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		5,515,000	5,597,725
8.375%, 1/15/2014 (b)		3,760,000	3,825,800
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		3,995,000	4,054,925
Cricket Communications, Inc.:
9.375%, 11/1/2014		13,405,000	13,472,025
10.0%, 7/15/2015 (b)		2,380,000	2,412,725
Crown Castle International Corp., 9.0%, 1/15/2015		6,170,000	6,571,050
Digicel Group Ltd., 144A, 8.25%, 9/1/2017		3,995,000	3,895,125
Frontier Communications Corp., 8.125%, 10/1/2018 (b)		4,300,000	4,353,750
GCI, Inc., 144A, 8.625%, 11/15/2019		855,000	862,481
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		1,566,608	892,967
Hellas Telecommunications Luxembourg V, 144A, 4.742% ***, 10/15/2012	EUR	2,690,000	3,162,124
Hughes Network Systems LLC, 9.5%, 4/15/2014		8,630,000	8,824,175
Intelsat Corp.:
9.25%, 8/15/2014		1,180,000	1,212,450
9.25%, 6/15/2016		13,985,000	14,439,512
Intelsat Jackson Holdings Ltd.:
144A, 8.5%, 11/1/2019 (b)		2,865,000	2,950,950
11.25%, 6/15/2016 (b)		1,750,000	1,894,375
Intelsat Subsidiary Holding Co., Ltd.:
8.875%, 1/15/2015		7,115,000	7,364,025
Series B, 144A, 8.875%, 1/15/2015		1,600,000	1,648,000
iPCS, Inc., 2.406% ***, 5/1/2013		1,465,000	1,369,775
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		17,310,000	17,526,375
Millicom International Cellular SA, 10.0%, 12/1/2013 (b)		12,320,000	12,751,200
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015 (b)		2,845,000	2,923,238
Qwest Corp.:
8.375%, 5/1/2016		1,185,000	1,270,913
8.875%, 3/15/2012		1,720,000	1,849,000
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		945,000	987,525
144A, 8.25%, 8/15/2019 (b)		1,260,000	1,335,600
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		5,110,000	5,212,200
Stratos Global Corp., 9.875%, 2/15/2013		2,205,000	2,326,275
Telesat Canada, 11.0%, 11/1/2015		12,100,000	13,128,500
Windstream Corp.:
7.0%, 3/15/2019		3,405,000	3,183,675
144A, 7.875%, 11/1/2017		6,425,000	6,344,687
8.625%, 8/1/2016		575,000	585,063

			160,572,203
Utilities 6.1%
AES Corp.:
8.0%, 10/15/2017		2,680,000	2,750,350
8.0%, 6/1/2020		4,120,000	4,192,100
144A, 8.75%, 5/15/2013		20,330,000	20,838,250
Energy Future Holdings Corp.:
10.875%, 11/1/2017		9,530,000	7,790,775
11.25%, 11/1/2017 (PIK)		4,833,600	3,419,772
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,681,688

Mirant Americas Generation LLC, 8.3%, 5/1/2011		6,495,000	6,657,375
Mirant North America LLC, 7.375%, 12/31/2013		2,235,000	2,209,856
NRG Energy, Inc.:
7.25%, 2/1/2014		11,880,000	12,028,500
7.375%, 2/1/2016		8,430,000	8,440,537
7.375%, 1/15/2017		9,440,000	9,463,600
NV Energy, Inc.:
6.75%, 8/15/2017		3,900,000	3,799,711
8.625%, 3/15/2014		1,263,000	1,308,784
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		11,000,000	8,910,000

			94,491,298

Total Corporate Bonds (Cost $1,400,082,402)			1,363,907,812
Loan Participations and Assignments 9.0%
Senior Loans
Alliance Mortgage Cycle Loan, Term Loan A, 9.5% ***, 6/1/2010 **		3,500,000	0
Aspect Software, Inc., Second Lien Term Loan, 7.313% ***, 7/11/2012		4,000,000	3,690,000
Buffets, Inc.:
Letter of Credit Term Loan B, 7.151% ***, 5/1/2013 (PIK)		582,646	464,660
Second Lien Term Loan, 1.531% ***, plus 16.25% (PIK), 5/1/2013		2,918,524	2,327,523
Incremental Term Loan, 18.0% ***, 4/30/2012		1,069,562	1,088,279
Charter Communications Operating LLC:
Term Loan, 2.26% ***, 3/6/2014		10,997,084	10,329,617
Term Loan, 7.25% ***, 3/6/2014		9,959,925	10,184,024
Ford Motor Co., Term Loan, 3.29% ***, 12/16/2013		7,312,716	6,777,316
Freescale Semiconductor, Inc., Incremental Term Loan, 12.5%, 12/15/2014		5,616,704	5,792,226
Golden Nugget, Inc., Second Lien Term Loan, 3.51% ***, 12/31/2014		3,314,692	1,383,884
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.231% ***, 3/26/2014		11,803,099	8,922,435
Letter of Credit, 2.251% ***, 3/26/2014		697,132	526,990
Term Loan, 10.5% ***, 3/26/2014		2,468,813	2,361,419
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563% ***, 5/6/2013		12,266,398	10,800,564
Term Loan C2, 2.563% ***, 5/6/2013		4,000,484	3,522,426
IASIS Healthcare LLC, 5.531% ***, 6/13/2014 (PIK)		5,078,527	4,691,289
Kabel Deutschland GmbH, 7.99% ***, 11/18/2014 (PIK)	EUR	12,262,968	16,759,138
Sabre, Inc., Term Loan B, 2.494% ***, 9/30/2014		2,784,229	2,524,697
Sbarro, Inc., Term Loan, 4.741% ***, 1/31/2014		2,380,666	2,067,466
Scorpion Holding Ltd., Second Lien Term Loan, 7.731% ***, 11/29/2010		10,910,000	10,255,400
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.735% ***, 10/10/2014		10,859,926	8,847,473
Term Loan B3, 3.735% ***, 10/10/2014		23,640,640	19,158,729
Tribune Co., Term Loan B, 5.25% ***, 6/4/2014 **		4,948,125	2,838,987
VML US Finance LLC:
Delayed Draw Term Loan B, 4.76% ***, 5/25/2012		861,701	819,452
Term Loan B, 4.76% ***, 5/27/2013		1,496,999	1,423,601

Total Loan Participations and Assignments (Cost $147,235,351)			137,557,595
Preferred Securities 0.4%
Financials 0.1%
Xerox Capital Trust I, 8.0%, 2/1/2027		2,025,000	2,004,750
Materials 0.3%
Hercules, Inc., 6.5%, 6/30/2029		6,975,000	4,743,000

Total Preferred Securities (Cost $6,553,935)			6,747,750

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	124,104	868,728
SuperMedia, Inc.*	5,784	202,442
Vertis Holdings, Inc.*	66,836	0

		1,071,170
Industrials 0.0%
World Color Press, Inc.*	18,655	177,129
Materials 0.0%
GEO Specialty Chemicals, Inc.*	136,705	116,199
GEO Specialty Chemicals, Inc. 144A*	12,448	10,581

		126,780

Total Common Stocks (Cost $11,593,167)		1,375,079
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
Series AI, 12.0%*	30,003	0
144A, 12.0%*	65,016	0

Total Convertible Preferred Stocks (Cost $272,427)		0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	911,300	36,509
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	21,146	113,395
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	6,700	0

Total Warrants (Cost $1,482,531)		149,904
Securities Lending Collateral 5.7%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $87,089,810)	87,089,810	87,089,810
Cash Equivalents 0.1%
Central Cash Management Fund, 0.14% (d) (Cost $1,467,648)	1,467,648	1,467,648
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,655,777,271) †	104.3	1,598,295,598
Other Assets and Liabilities, Net	(4.3)	(66,186,761)

Net Assets	100.0	1,532,108,837

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	3,500,000	USD	3,508,969	0
ARCO Chemical Co.	9.8%	2/1/2020	24,081,000	USD	25,568,039	17,097,510
Buffalo Thunder Development Authority	9.375%	12/15/2014	1,705,000	USD	1,705,294	298,375
CanWest MediaWorks LP	9.25%	8/1/2015	2,875,000	USD	2,875,000	427,656
Congoleum Corp.	8.625%	8/1/2008	6,765,000	USD	6,665,724	1,420,650
Eaton Vance Corp., CDO II	13.68%	7/15/2012	2,882,319	USD	1,697,739	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	3,640,000	USD	3,678,587	36,400
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	1,566,608	USD	1,490,778	892,967
Jefferson Smurfit Corp.	8.25%	10/1/2012	6,805,000	USD	5,194,550	5,988,400
New ASAT (Finance) Ltd.	9.25%	2/1/2011	4,710,000	USD	4,145,019	5,888
Pliant Corp.	11.85%	6/15/2009	7	USD	8	6
R.H. Donnelley Corp.	8.875%	10/15/2017	9,460,000	USD	9,461,387	886,875
Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,333,438	151
Reader's Digest Association, Inc.	9.0%	2/15/2017	2,505,000	USD	2,455,962	28,181
Simmons Co.	10.0%	12/15/2014	11,875,000	USD	9,930,050	950,000
Smurfit-Stone Container Enterprises, Inc.	8.375%	7/1/2012	1,490,000	USD	1,147,300	1,318,650
Tribune Co.	5.25%	6/4/2014	4,948,125	USD	4,945,032	2,838,987
Tropicana Entertainment LLC	9.625%	12/15/2014	8,975,000	USD	7,018,944	44,875
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	855,000	USD	869,813	17,634
Young Broadcasting, Inc.	8.75%	1/15/2014	15,800,000	USD	15,022,233	55,300
					108,713,866	32,308,505

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2009.

†

The cost for federal income tax purposes was $1,664,721,891. At December 31, 2009, net unrealized depreciation for all securities based on tax cost was $66,426,293. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $72,142,769 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $138,569,062.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2009 amounted to $83,599,569 which is 5.5% of net assets.
(c)				Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(d)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At December 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	340,000	USD	489,430	1/25/2010	2,035	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	76,809,000	USD	109,921,590	1/25/2010	(185,387)	Citigroup, Inc.
EUR	406,900	USD	583,279	1/25/2010	(19)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(185,406)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(f)
Corporate Bonds	$—	$1,349,493,919	$14,413,893	$1,363,907,812
Loan Participations and Assignments	—	123,421,733	14,135,862	137,557,595
Preferred Securities	—	6,747,750	—	6,747,750
Common Stocks(f)	379,571	868,728	126,780	1,375,079
Convertible Preferred Stocks	—	—	0	0
Warrants(f)	—	113,395	36,509	149,904
Short-Term Investments(f)	88,557,458	—	—	88,557,458
Derivatives(g)	—	2,035	—	2,035
Total	$88,937,029	$1,480,647,560	$28,713,044	$1,598,297,633

Liabilities
Derivatives(g)	$—	$ (185,406)	$—	$(185,406)
Total	$—	$(185,406)	$—	$(185,406)
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of September 30, 2009	$14,572,411	$2,320,597	$126,780	$0	$66,030	$17,085,818
Total realized gain (loss)	—	16,668	—	—	—	16,668
Change in unrealized appreciation (depreciation)	(380,512)	525,507	—	—	13,829	158,824

Amortization premium/discount	175,729	75,187	—	—	—	250,916
Net purchases (sales)	46,265	8,838,729	—	—		8,884,994
Net transfers in (out) of Level 3	—	2,359,174	—	—	(43,350)	2,315,824
Balance as of December 31, 2009	$14,413,893	$14,135,862	$126,780	$0	$36,509	$28,713,044
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2009	$(380,512)	$522,396	$—	$—	$13,829	$155,713

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(183,371)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010